Intangible Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization for the year ended December 31, 2012	$ 335,458	$ 274,281	$ 192,891
Trade names
Amount Acquired		9,145
Accumulated amortization as of December 31, 2011		3,555
Amortization for the year ended December 31, 2012	878
Amortization Schedule
2013	877
2014	877
2015	877
2016	877
2017 and thereafter	1,204
Software
Amount Acquired		5,888
Accumulated amortization as of December 31, 2011		2,416
Amortization for the year ended December 31, 2012	565
Amortization Schedule
2013	565
2014	565
2015	565
2016	565
2017 and thereafter	647
Total Intangible Assets, net
Amount Acquired		15,033
Accumulated amortization as of December 31, 2011		5,971
Amortization for the year ended December 31, 2012	1,443
Amortization Schedule
2013	1,442
2014	1,442
2015	1,442
2016	1,442
2017 and thereafter	1,851
Above market acquired time charters and drilling contracts
Amount Acquired		62,373
Accumulated amortization as of December 31, 2011		22,271
Amortization for the year ended December 31, 2012	20,527
Amortization Schedule
2013	10,759
2014	7,443
2015	1,373
2016	0
2017 and thereafter	$ 0